Financial information by segment	12 Months Ended
Dec. 31, 2017
Financial information by segment [Abstract]
Financial information by segment
Note 4.- Financial information by segment

Atlantica Yield’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating and reportable segments are based on the following geographies where the contracted concessional assets are located:

·	North America

·	South America

·	EMEA

Based on the type of business, as of December 31, 2017 the Company had the following business sectors:

Renewable energy: Renewable energy assets include two solar plants in the United States, Solana and Mojave, each with a gross capacity of 280 MW and located in Arizona and California, respectively. The Company owns eight solar platforms in Spain: Solacor 1 and 2 with a gross capacity of 100 MW, PS10 and PS20 with a gross capacity of 31 MW, Solaben 2 and 3 with a gross capacity of 100 MW, Helioenergy 1 and 2 with a gross capacity of 100 MW, Helios 1 and 2 with a gross capacity of 100 MW, Solnova 1, 3 and 4 with a gross capacity of 150 MW, Solaben 1 and 6 with a gross capacity of 100 MW and Seville PV with a gross capacity of 1 MW. The Company also owns a solar plant in South Africa, Kaxu with a gross capacity of 100 MW. Additionally, the Company owns two wind farms in Uruguay, Palmatir and Cadonal, with a gross capacity of 50 MW each.

Efficient natural gas: The Company´s sole efficient natural gas asset is ACT, a 300 MW cogeneration plant in Mexico, which is party to a 20-year take-or-pay contract with Pemex for the sale of electric power and steam.

Electric transmission lines: Electric transmission assets include (i) three lines in Peru, ATN, ATS and ATN2, spanning a total of 1,012 miles; and (ii) three lines in Chile, Quadra 1, Quadra 2 and Palmucho, spanning a total of 87 miles.

Water: Water assets include a minority interest in two desalination plants in Algeria, Honaine and Skikda with an aggregate capacity of 10.5 M ft3 per day.

Atlantica Yield’s Chief Operating Decision Maker (CODM) assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenues as a measure of the business activity and the Further Adjusted EBITDA as a measure of the performance of each segment. Further Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interests from continued operations, income tax, share of profit/(loss) of associates carried under the equity method, finance expense net, depreciation, amortization and impairment charges of entities included in these consolidated financial statements, and dividends received from the preferred equity investment in ACBH. Further adjusted EBITDA for 2016 and 2017 includes compensation received from Abengoa in lieu of ACBH dividends.

In order to assess performance of the business, the CODM receives reports of each reportable segment using revenues and Further Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.

In the years ended December 31, 2017 and December 31, 2016, Atlantica Yield had three customers with revenues representing more than 10% of the total revenues, i.e., two in the renewable energy and one in the efficient natural gas business sectors.

a)	The following tables show Revenues and Further Adjusted EBITDA by operating segments and business sectors for the years 2017, 2016 and 2015:

	Revenue			Further Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Geography	2017	2016	2015	2017	2016	2015
North America	$332,705	$337,061	$328,139	$282,328	$284,691	$279,559
South America	120,797	118,764	112,480	108,766	124,599	110,905
EMEA	554,879	515,972	350,262	388,216	354,020	233,754
Total	$1,008,381	$971,797	$790,881	$779,310	$763,310	$624,218

	Revenue			Further Adjusted EBITDA
	For the year ended December 31,			For the year ended December 31,
Business sectors	2017	2016	2015	2017	2016	2015
Renewable energy	$767,226	$724,325	$543,012	$569,193	$538,427	$413,933
Efficient natural gas	119,784	128,046	138,717	106,140	106,492	107,671
Electric transmission lines	95,096	95,137	86,393	87,695	104,795	89,047
Water	26,275	24,288	22,759	16,282	13,596	13,567
Total	$1,008,381	$971,797	$790,881	$779,310	$763,310	$624,218

The reconciliation of segment Further Adjusted EBITDA with the profit/(loss) attributable to the parent company is as follows:

	For the year ended December 31,
	2017	2016	2015
Loss attributable to the Company	$(111,804)	$(4,855)	$(209,005)
Profit attributable to non-controlling interests	6,917	6,522	10,819
Income tax	119,837	1,666	23,790
Share of profits/(losses) of associates	(5,351)	(6,646)	(7,844)
Dividend from exchangeable preferred equity investment in ACBH (Note 21)	10,383	27,948	18,400
Financial expense, net	448,368	405,750	526,758
Depreciation, amortization, and impairment charges	310,960	332,925	261,301
Total segment Further Adjusted EBITDA	$779,310	$763,310	$624,219

b)	The assets and liabilities by operating segments (and business sector) at the end of 2017 and 2016 are as follows:

Assets and liabilities by geography as of December 31, 2017:

	North America	South America	EMEA	Balance as of December 31, 2017
Assets allocated
Contracted concessional assets	3,770,169	1,100,778	4,213,323	9,084,270
Investments carried under the equity method	-	-	55,784	55,784
Current financial investments	116,451	59,831	31,263	207,545
Cash and cash equivalents (project companies)	149,236	42,548	329,078	520,862
Subtotal allocated	4,035,856	1,203,157	4,629,448	9,868,461
Unallocated assets
Other non-current assets				210,378
Other current assets (including cash and cash equivalents at holding company level)				413,500
Subtotal unallocated				623,878
Total assets				10,492,339

	North America	South America	EMEA	Balance as of December 31, 2017
Liabilities allocated
Long-term and short-term project debt	1,821,102	876,063	2,778,043	5,475,208
Grants and other liabilities	1,593,048	810	42,202	1,636,060
Subtotal allocated	3,414,150	876,873	2,820,245	7,111,268
Unallocated liabilities
Long-term and short-term corporate debt				643,083
Other non-current liabilities				657,345
Other current liabilities				185,190
Subtotal unallocated				1,485,618
Total liabilities				8,596,886
Equity unallocated				1,895,453
Total liabilities and equity unallocated				3,381,071
Total liabilities and equity				10,492,339

Assets and liabilities by geography as of December 31, 2016:

	North America	South America	EMEA	Balance as of December 31, 2016
Assets allocated
Contracted concessional assets	3,920,106	1,144,712	3,859,454	8,924,272
Investments carried under the equity method	-	-	55,009	55,009
Current financial investments	136,665	62,215	29,158	228,038
Cash and cash equivalents (project companies)	185,970	40,015	246,671	472,656
Subtotal allocated	4,242,741	1,246,942	4,190,291	9,679,975
Unallocated assets
Other non-current assets				272,664
Other current assets (including cash and cash equivalents at holding company level)				345,160
Subtotal unallocated				617,824
Total assets				10,297,799

	North America	South America	EMEA	Balance as of December 31, 2016
Liabilities allocated
Long-term and short-term project debt	1,870,861	895,316	2,564,290	5,330,467
Grants and other liabilities	1,575,303	1,512	35,230	1,612,045
Subtotal allocated	3,446,164	896,828	2,599,520	6,942,512
Unallocated liabilities
Long-term and short-term corporate debt				668,201
Other non-current liabilities				546,053
Other current liabilities				181,922
Subtotal unallocated				1,396,176
Total liabilities				8,338,688
Equity unallocated				1,959,111
Total liabilities and equity unallocated				3,355,287
Total liabilities and equity				10,297,799

Assets and liabilities by business sectors as of December 31, 2017:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2017
Assets allocated
Contracted concessional assets	7,436,362	660,387	897,269	90,252	9,084,270
Investments carried under the equity method	12,419	-	-	43,365	55,784
Current financial investments	17,249	116,430	59,289	14,577	207,545
Cash and cash equivalents (project companies)	452,792	39,064	15,325	13,681	520,862
Subtotal allocated	7,918,822	815,881	971,883	161,875	9,868,461
Unallocated assets
Other non-current assets					210,378
Other current assets (including cash and cash equivalents at holding company level)					413,500
Subtotal unallocated					623,878
Total assets					10,492,339

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2017
Liabilities allocated
Long-term and short-term project debt	4,162,596	579,173	698,346	35,093	5,475,208
Grants and other liabilities	1,635,508	552	-	-	1,636,060
Subtotal allocated	5,798,104	579,725	698,346	35,093	7,111,268
Unallocated liabilities
Long-term and short-term corporate debt					643,083
Other non-current liabilities					657,345
Other current liabilities					185,190
Subtotal unallocated					1,485,618
Total liabilities					8,596,886
Equity unallocated					1,895,453
Total liabilities and equity unallocated					3,381,071
Total liabilities and equity					10,492,339

Assets and liabilities by business sectors as of December 31, 2016:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2016
Assets allocated
Contracted concessional assets	7,255,308	646,927	929,005	93,032	8,924,272
Investments carried under the equity method	12,953	-	-	42,056	55,009
Current financial investments	13,661	136,644	62,215	15,518	228,038
Cash and cash equivalents (project companies)	420,215	30,295	11,357	10,789	472,656
Subtotal allocated	7,702,137	813,866	1,002,577	161,395	9,679,975
Unallocated assets
Other non-current assets					272,664
Other current assets (including cash and cash equivalents at holding company level)					345,160
Subtotal unallocated					617,824
Total assets					10,297,799

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2016
Liabilities allocated
Long-term and short-term project debt	3,979,096	598,256	711,517	41,598	5,330,467
Grants and other liabilities	1,611,067	239	739	-	1,612,045
Subtotal allocated	5,590,163	598,495	712,256	41,598	6,942,512
Unallocated liabilities
Long-term and short-term corporate debt					668,201
Other non-current liabilities					546,053
Other current liabilities					181,922
Subtotal unallocated					1,396,176
Total liabilities					8,338,688
Equity unallocated					1,959,111
Total liabilities and equity unallocated					3,355,287
Total liabilities and equity					10,297,799

c)	The amount of depreciation, amortization and impairment charges recognized for the years ended December 31, 2017, 2016 and 2015 are as follows:

	For the year ended December 31,
Depreciation, amortization and impairment by geography	2017	2016	2015
North America	(123,726)	(129,478)	(129,091)
South America	(40,880)	(62,387)	(41,274)
EMEA	(146,354)	(141,060)	(90,936)
Total	(310,960)	(332,925)	(261,301)

	For the year ended December 31,
Depreciation, amortization and impairment by business sectors	2017	2016	2015
Renewable energy	(282,376)	(304,235)	(232,699)
Electric transmission lines	(28,584)	(28,690)	(28,602)
Total	(310,960)	(332,925)	(261,301)